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The Gabelli Dividend Growth Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.4%
Agriculture  — 1.0%
3,136 Corteva Inc. .............................................. $ 180,853
Automotive  — 1.2%
1,800 PACCAR Inc. ............................................ 223,002
Business Services  — 3.8%
4,000 Fidelity National Information Services Inc. . 296,720
1,500 Visa Inc., Cl. A .......................................... 418,620
715,340
Cable and Satellite  — 3.2%
550 Netflix Inc.† .............................................. 334,032
8,000 Paramount Global, Cl. B ............................ 94,160
19,000 Warner Bros Discovery Inc.† .................... 165,870
594,062
Computer Software and Services  — 10.8%
5,100 Alphabet Inc., Cl. C† ................................. 776,526
2,000 Apple Inc. ................................................ 342,960
11,500 Hewlett Packard Enterprise Co. ................. 203,895
1,000 Microsoft Corp. ........................................ 420,720
1,000 Rockwell Automation Inc. ......................... 291,330
2,035,431
Consumer Products  — 1.0%
5,000 Edgewell Personal Care Co. ...................... 193,200
Diversified Industrial  — 8.7%
6,000 Carrier Global Corp. .................................. 348,780
5,000 GXO Logistics Inc.† .................................. 268,800
2,700 Honeywell International Inc. ...................... 554,175
3,300 Textron Inc. .............................................. 316,569
3,500 United States Steel Corp. .......................... 142,730
1,631,054
Electronics  — 1.5%
3,200 Sony Group Corp., ADR ............................ 274,368
Energy  — 6.0%
1,600 Chevron Corp. .......................................... 252,384
8,000 Halliburton Co. ......................................... 315,360
6,500 PPL Corp. ................................................ 178,945
7,000 Schlumberger NV ..................................... 383,670
1,130,359
Entertainment  — 1.1%
1,400 Take-Two Interactive Software Inc.† .......... 207,886
Environmental Services  — 2.5%
2,400 Republic Services Inc. .............................. 459,456
Financial Services  — 19.4%
3,800 American Express Co. ............................... 865,222
4,000 American International Group Inc. ............. 312,680
7,000 Bank of America Corp. .............................. 265,440
9,000 Citigroup Inc. ........................................... 569,160
Shares
Market
Value
3,000 JPMorgan Chase & Co. ............................. $ 600,900
3,000 Morgan Stanley ........................................ 282,480
2,500 The PNC Financial Services Group Inc. ...... 404,000
6,000 Wells Fargo & Co. .................................... 347,760
3,647,642
Food and Beverage  — 10.9%
1,000 Diageo plc, ADR ....................................... 148,740
6,000 Keurig Dr Pepper Inc. ............................... 184,020
5,000 Molson Coors Beverage Co., Cl. B ............. 336,250
11,000 Mondelēz International Inc., Cl. A .............. 770,000
8,000 Nomad Foods Ltd. .................................... 156,480
6,000 The Hain Celestial Group Inc.† .................. 47,160
1,500 The J.M. Smucker Co. .............................. 188,805
6,000 The Kraft Heinz Co. ................................... 221,400
2,052,855
Health Care  — 13.1%
4,000 Bristol-Myers Squibb Co. .......................... 216,920
5,700 CVS Health Corp. ...................................... 454,632
2,000 Henry Schein Inc.† ................................... 151,040
6,000 Merck & Co. Inc. ...................................... 791,700
4,000 Patterson Cos. Inc. ................................... 110,600
13,500 Perrigo Co. plc ......................................... 434,565
2,300 Zimmer Biomet Holdings Inc. ................... 303,554
2,463,011
Hotels and Gaming  — 0.8%
3,000 MGM Resorts International † ..................... 141,630
Machinery  — 1.4%
3,000 The Timken Co. ........................................ 262,290
Metals and Mining  — 1.5%
8,000 Newmont Corp. ........................................ 286,720
Paper Products  — 1.1%
5,500 International Paper Co. ............................. 214,610
Retail  — 2.1%
7,000 The Kroger Co. ......................................... 399,910
Semiconductors  — 1.3%
1,000 NXP Semiconductors NV .......................... 247,770
Specialty Chemicals  — 2.5%
6,200 DuPont de Nemours Inc. .......................... 475,354
Telecommunications  — 3.5%
4,000 T-Mobile US Inc. ...................................... 652,880
TOTAL COMMON STOCKS .................. 18,489,683

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 1.6%
$ 300,000 U.S. Treasury Bill,
5.292% ††, 04/04/24 ............................. $ 299,870
TOTAL INVESTMENTS — 100.0%
(Cost $12,108,548) ............................... $ 18,789,553
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt